Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 107,171
Total held-to-maturity securities		$ 71,363
Loans, net of allowance for loan losses	646,393	612,591
FINANCIAL LIABILITIES
Securitization liabilities at amortized cost	14,683	16,076
Subordinated notes and debentures	8,740	9,528
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	107,171
Total held-to-maturity securities		71,363
Loans, net of allowance for loan losses	646,393	609,529
Debt securities classified as loans		3,062
Loans, net of allowance for loan losses	646,393	612,591
Total financial assets not carried at fair value	753,564	683,954
FINANCIAL LIABILITIES
Total deposits, other than trading	851,439	832,824
Securitization liabilities at amortized cost	14,683	16,076
Subordinated notes and debentures	8,740	9,528
Total financial liabilities not carried at fair value	874,862	858,428
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	60,535
Total held-to-maturity securities		45,623
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	46,636
Total held-to-maturity securities		25,740
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	106,264
Total held-to-maturity securities		71,427
Loans, net of allowance for loan losses	642,542	610,491
Debt securities classified as loans		3,156
Loans, net of allowance for loan losses	642,542	613,647
Total financial assets not carried at fair value	748,806	685,074
FINANCIAL LIABILITIES
Total deposits, other than trading	846,148	833,475
Securitization liabilities at amortized cost	14,654	16,203
Subordinated notes and debentures	9,027	10,100
Total financial liabilities not carried at fair value	869,829	859,778
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	59,948
Total held-to-maturity securities		45,708
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 46,316
Total held-to-maturity securities		$ 25,719